INCOME TAXES (Details 1) - CAD ($)	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Amounts related to tax loss carry forwards	$ 4,868,000
Amounts related to temporary difference, equipment	144,000
Canada
Statement Line Items [Line Items]
Amounts related to tax loss carry forwards	4,868,000	$ 3,474,000
United States
Statement Line Items [Line Items]
Amounts related to temporary difference, equipment	$ 144,000	$ 0